Loans from Related Party (Tables)	12 Months Ended
Dec. 31, 2025
Loans from Related Party [Abstract]
Schedule of Change During the Year	Change during the year:
	Year ended December 31
	2025	2024	2023
	in USD thousands
Beginning of year	1,011	974	941
Interest expenses	31	37	33
End of year	1,042	1,011	974